Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,655,285,110.63	44,049		54.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$360,000,000.00	3.877%		September 15, 2027
Class A-2a Notes	$428,000,000.00	4.14%		April 15, 2029
Class A-2b Notes	$100,000,000.00	3.95650%	*	April 15, 2029
Class A-3 Notes	$528,000,000.00	4.39%		February 15, 2031
Class A-4 Notes	$84,000,000.00	4.47%		July 15, 2032
Class B Notes	$47,400,000.00	4.66%		July 15, 2032
Class C Notes	$31,560,000.00	0.00%		December 15, 2033
Total	$1,578,960,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,497,446.89

Principal:
Principal Collections	$33,810,488.49
Prepayments in Full	$16,089,877.30
Liquidation Proceeds	$75,486.78
Recoveries	$0.00
Sub Total	$49,975,852.57
Collections	$56,473,299.46

Purchase Amounts:
Purchase Amounts Related to Principal	$158,361.01
Purchase Amounts Related to Interest	$1,273.85
Sub Total	$159,634.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,632,934.32

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,632,934.32
Servicing Fee	$1,287,536.70	$1,287,536.70	$0.00	$0.00	$55,345,397.62
Interest - Class A-1 Notes	$773,504.15	$773,504.15	$0.00	$0.00	$54,571,893.47
Interest - Class A-2a Notes	$1,476,600.00	$1,476,600.00	$0.00	$0.00	$53,095,293.47
Interest - Class A-2b Notes	$318,718.06	$318,718.06	$0.00	$0.00	$52,776,575.41
Interest - Class A-3 Notes	$1,931,600.00	$1,931,600.00	$0.00	$0.00	$50,844,975.41
Interest - Class A-4 Notes	$312,900.00	$312,900.00	$0.00	$0.00	$50,532,075.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,532,075.41
Interest - Class B Notes	$184,070.00	$184,070.00	$0.00	$0.00	$50,348,005.41
Second Priority Principal Payment	$7,974,610.78	$7,974,610.78	$0.00	$0.00	$42,373,394.63
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,373,394.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,373,394.63
Regular Principal Payment	$239,694,217.34	$42,373,394.63	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,632,934.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,974,610.78
Regular Principal Payment					$42,373,394.63
Total					$50,348,005.41

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$50,348,005.41	$139.86	$773,504.15	$2.15	$51,121,509.56	$142.01
Class A-2a Notes	$0.00	$0.00	$1,476,600.00	$3.45	$1,476,600.00	$3.45
Class A-2b Notes	$0.00	$0.00	$318,718.06	$3.19	$318,718.06	$3.19
Class A-3 Notes	$0.00	$0.00	$1,931,600.00	$3.66	$1,931,600.00	$3.66
Class A-4 Notes	$0.00	$0.00	$312,900.00	$3.73	$312,900.00	$3.73
Class B Notes	$0.00	$0.00	$184,070.00	$3.88	$184,070.00	$3.88
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$50,348,005.41	$31.89	$4,997,392.21	$3.16	$55,345,397.62	$35.05

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$247,668,828.12	0.6879690	$197,320,822.71	0.5481134
Class A-2a Notes	$428,000,000.00	1.0000000	$428,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$528,000,000.00	1.0000000	$528,000,000.00	1.0000000
Class A-4 Notes	$84,000,000.00	1.0000000	$84,000,000.00	1.0000000
Class B Notes	$47,400,000.00	1.0000000	$47,400,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,466,628,828.12	0.9288575	$1,416,280,822.71	0.8969707

Pool Information
Weighted Average APR	5.079%	5.083%
Weighted Average Remaining Term	53.34	52.59
Number of Receivables Outstanding	42,039	40,978
Pool Balance	$1,545,044,037.53	$1,494,821,316.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,474,524,830.05	$1,427,094,217.34
Pool Factor	0.9334006	0.9030597

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,433.49
Yield Supplement Overcollateralization Amount	$67,727,099.06
Targeted Overcollateralization Amount	$99,306,566.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,540,493.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,433.49
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,433.49
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,433.49

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$88,507.55
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$88,507.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0687%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0006%
Current Collection Period			0.0699%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		136	$89,647.94
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$89,647.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0054%

Average Realized Loss for Receivables that have experienced a Realized Loss			$659.18
Average Net Loss for Receivables that have experienced a Realized Loss			$659.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	190	$8,402,615.73
61-90 Days Delinquent	0.08%	26	$1,249,557.53
91-120 Days Delinquent	0.00%	1	$31,505.24
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.65%	217	$9,683,678.50

Repossession Inventory:
Repossessed in the Current Collection Period		14	$545,132.70
Total Repossessed Inventory		18	$867,656.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0046%
Prior Collection Period			0.0381%
Current Collection Period			0.0659%
Three Month Average			0.0362%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0857%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$3,937,058.58
2 Months Extended	95	$4,691,574.03
3+ Months Extended	20	$851,099.76

Total Receivables Extended	191	$9,479,732.37
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer